UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST

(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

T. John Holton, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2009

Date of reporting period: December 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM

Mutual Fund

80th Annual Report

December 31, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Mutual Fund returned 3.7% during the fourth quarter of 2009 compared to the Standard and Poor’s 500 Index which grew 6.0% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 0.03%. For the year just ended, CGM Mutual Fund increased 15.9%, the S&P 500 Index rose 26.5% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index returned 5.2%.

The Year in Review and Economic Outlook

We believe the economic outlook is decidedly brighter today than it was one year ago. Indeed, the first quarter of 2009 was disastrous. Credit lines for most major banking institutions were frozen or severely limited, unemployment in the United States was rapidly rising and the stock market plummeted 25% in the first nine weeks of 2009. At the end of February 2009, General Motors reported a $30.9 billion loss for 2008 and shortly thereafter, the Federal government seized control of the company and replaced its chairman.

In the bond market, the flight to quality drove the yield on the 10-year Treasury bond to a low of 2.2% on January 15, 2009. Interest rates remained exceptionally low throughout the first quarter of the year, barely skirting 3.0%, but helping to set the stage for a rise in equity prices.

On March 10, the equity market, as measured by the S&P 500 Index, started to climb once credit lines showed signs of thawing and investor confidence began to pick up. Economic news was still grim though earlier fears of a shutdown of the banking system never materialized. General Motors did file for bankruptcy adding thousands of workers to the unemployment rolls and helping to lift the percentage of out-of-work Americans to 9.4% of the labor force in May. Despite this staggering number, other tentative signs of economic strengthening began to emerge during the summer months: sales of single family homes jumped in July, the Consumer Confidence Index spiked to 54.5 in August from 47.4 in July and retail sales increased 2.4% in August as well. By mid-September, Fed Chairman Ben Bernanke declared the worst recession since the 1930s “very likely over.”

Nonetheless, other less-than-rosy statistics seemed to dog the recovery generating some skepticism about its pace and questions as to whether the economy will relapse once large government stimulus programs are exhausted. New home sales fell 4.2% in September, the Consumer Confidence Index slid back to 48.7 in October and the Gross Domestic Product was revised downward for the third quarter of 2009 from 3.5% to 2.8% and finally, to a disappointing 2.2%. Even more troubling, the Federal Deposit Insurance Corporation reported a deficit of $8.2 billion in the third quarter, its first shortfall since 1992, and the number of institutions the FDIC identified as “problem banks” rose from 416 on June 30 to 552 on September 30.

But then, new home sales picked up again, rising 4.3% in October, and a special $8,000 tax credit for first time home buyers helped boost sales of existing homes up 9.9% in October—the biggest jump in ten years—and up again 7.4% in November. The unemployment rate in 2009 topped out at 10.2% in October and fell back to 10% in November, a very encouraging sign.

Estimates suggest that nearly one half of the 7.3 million jobs lost since December 2007 were in manufacturing and construction. Fifty years ago, manufacturing jobs accounted for 30% of our workforce whereas today, manufacturing represents only 9% and the number continues to decline. We suspect many of those who lost jobs in the manufacturing sector will need to be re-trained in other fields in order to re-enter the labor force. As a result, we anticipate the recovery in jobs will be slower than it has been in other recessions.

Given conflicting economic signals throughout the fall, the equity market traded within a narrow range from mid November through most of December though the S&P 500 Index did end the year at a new recovery high. We believe economic news will continue to improve with slow and lagging indicators picking up pace as we move into 2010. We also think the global economy seems similarly positioned to ours with China and India leading the upward charge. A cheaper dollar is providing an extra boost to the U.S. economy through exports to other countries. Admittedly, unemployment remains significant, which tempers prospects for a more robust recovery. At the same time, a high unemployment rate allows for additional growth in the economy before inflationary forces come into play. We believe such an environment is good for interest rates, business expansion and corporate profits. Add to the mix, ten year U.S. Treasury bond rates at 3.8% and 30-year yields at 4.6% on December 31 and conditions could be conducive to higher equity prices.

1

CGM MUTUAL FUND

Portfolio Strategy

CGM Mutual Fund began the year with an economically defensive portfolio: drugs and hospital supplies were the largest holdings on December 31, 2008. Over the course of 2009, the Fund replaced these stocks with holdings in companies that we expect will benefit from economic recovery, including technology, automotive, mining, transportation and investment banking stocks.

While the Fund benefitted from these changes, the boost to returns was not sufficient to offset underperformance during the first half of the year.

The Fund’s biggest gains for the year were realized from investments in Ford Motor Company, Freeport-McMoRan Copper & Gold Inc., The Goldman Sachs Group, Inc. and Baidu, Inc. ADR (no longer held at year end). The most significant losses were in Apollo Group, Inc., Colgate-palmolive Company, Abbott Laboratories, and Celgene Corporation, none of which the Fund held at year end.

Throughout the year, the fixed income section of the portfolio fluctuated between 27% and 31% of total net assets. The Fund owned long-term investment grade corporate bonds which provided significant current yield and price appreciation from January 2009 forward.

CGM Mutual Fund was approximately 27% invested in corporate bonds on December 31, 2009. The equity portion of the portfolio held significant positions in the investment banking, copper and automobile industries. The Fund’s three largest equity holdings were Ford Motor Company, The Goldman Sachs Group, Inc. and Freeport-McMoRan Copper & Gold Inc.

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 4, 2010

2

CGM MUTUAL FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Realty Fund and CGM Focus Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended December 31, 2009

CGM Mutual Fund
10 Years	+40.2%
5 Years	+39.3
1 Year	+15.9
3 Months	+ 3.7

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund’s average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10 year period ended December 31, 2009 would have been lower.

3

CGM MUTUAL FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2009

COMMON STOCKS

INVESTMENTS as of December 31, 2009

COMMON STOCKS — 72.0% OF TOTAL NET ASSETS

	Shares	Value(a)

Auto and Related — 9.1%
Ford Motor Company (b)	5,000,000	$ 50,000,000

Banks - Money Center — 17.7%
Itaú Unibanco Holding S.A. ADR (c)	1,200,000	27,408,000
Morgan Stanley	925,000	27,380,000
The Goldman Sachs Group, Inc.	250,000	42,210,000
		96,998,000

Business Services — 5.0%
FEDEX Corporation	330,000	27,538,500

Copper — 10.7%
Freeport-McMoRan Copper & Gold Inc. (b)	440,000	35,327,600
Southern Copper Corporation	710,000	23,366,100
		58,693,700

Electronic Components — 2.5%
Marvell Technology Group Ltd. (b)	420,000	8,715,000
Micron Technology, Inc. (b)	500,000	5,280,000
		13,995,000

See accompanying notes to financial statements.

4

CGM MUTUAL FUND

INVESTMENTS as of December 31, 2009 (continued)

	Shares	Value(a)

Healthcare - Services — 4.9%
Express Scripts, Inc. (b)	310,000	$ 26,799,500

Media — 2.9%
CBS Corporation	1,150,000	16,157,500

Metals and Mining — 5.6%
Teck Resources Limited (b)	875,000	30,598,750

Peripherals — 5.3%
Western Digital Corporation (b)	660,000	29,139,000

Retail — 3.0%
Wal-Mart Stores, Inc	305,000	16,302,250

Technology — 5.3%
Google Inc. (b)	47,000	29,139,060
TOTAL COMMON STOCKS (Identified cost $315,695,803)		395,361,260

BONDS — 27.1% OF TOTAL NET ASSETS	Face Amount

Beverages and Tobacco — 5.7%
Altria Group, Inc., 9.950%, 11/10/2038	$24,000,000	31,284,240

Healthcare - Services — 9.7%
UnitedHealth Group Incorporated, 6.875%, 2/15/2038	25,000,000	25,838,775
WellPoint, Inc., 6.375%, 06/15/2037	27,000,000	27,474,579
		53,313,354

Media - 2.1%
AOL Time Warner Inc., 7.700%, 5/01/2032	10,000,000	11,743,350

Oil Refining — 5.1%
Valero Energy Corporation, 6.625%, 6/15/2037	30,000,000	28,149,960

Telephone — 4.5%
AT&T Corp., 6.400%, 5/15/2038	24,000,000	24,664,056
TOTAL BONDS (Identified cost $125,275,885)		149,154,960

SHORT-TERM INVESTMENT — 0.6% OF TOTAL NET ASSETS
American Express Credit Corporation, .03%, 1/04/10 (Cost $3,195,000)	3,195,000	3,195,000
TOTAL INVESTMENTS — 99.7% (Identified cost $444,166,688)		547,711,220
Cash and receivables		5,604,790
Liabilities		(4,063,047)
TOTAL NET ASSETS — 100.0%		$549,252,963

(a)

See note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

5

CGM MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Assets

Investments at value (Identified cost — $444,166,688)		$ 547,711,220
Cash		3,622
Receivable for:
Securities sold	$3,304,460
Shares of the Fund sold	300,277
Dividends and interest	1,996,431	5,601,168
Total assets		553,316,010
Liabilities
Payable for:
Securities purchased	2,967,024
Shares of the Fund redeemed	172,252
Tax withholding liability	88,233
Distributions declared	255,547	3,483,056
Accrued expenses:
Management fees	414,909
Trustees’ fees	15,675
Accounting, administration and compliance expenses	12,112
Transfer agent fees	79,020
Other expenses	58,275	579,991
Total liabilities		4,063,047
Net Assets		$ 549,252,963
Net assets consist of:
Capital paid-in		$ 597,198,084
Accumulated net realized losses on investments		(151,489,653)
Net unrealized appreciation on investments		103,544,532
Net Assets		$ 549,252,963
Shares of beneficial interest outstanding, no par value		21,422,824
Net asset value per share*		$25.64

*

Shares of the Fund are sold and redeemed at net asset value ($549,252,963/21,422,824).

STATEMENT OF OPERATIONS

Year Ended December 31, 2009

Investment Income

Income:
Dividends (net of withholding tax of $118,416)	$ 4,455,986
Interest	10,879,751
15,335,737
Expenses:
Management fees	4,502,423
Trustees’ fees	64,329
Accounting, administration and compliance expenses	145,344
Custodian fees and expenses	88,628
Transfer agent fees	471,440
Audit and tax services	39,900
Legal	31,600
Printing	68,888
Registration fees	41,151
Miscellaneous expenses	10,563
5,464,266
Net investment income	9,871,471

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments	(25,847,815)
Net unrealized appreciation	92,047,092
Net realized and unrealized gains on investments	66,199,277
Change in Net Assets from Operations	$ 76,070,748

See accompanying notes to financial statements.

6

CGM MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2009	2008
From Operations
Net investment income	$ 9,871,471	$ 6,518,380
Net realized losses on investments and foreign currency transactions	(25,847,815)	(121,834,635)
Net unrealized appreciation (depreciation)	92,047,092	(80,610,010)
Change in net assets from operations	76,070,748	(195,926,265)

From Distributions to Shareholders
Net investment income	(9,872,248)	(6,501,796)
	(9,872,248)	(6,501,796)

From Capital Share Transactions
Proceeds from sale of shares	46,082,779	130,222,450
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	8,713,291	5,749,772
	54,796,070	135,972,222
Cost of shares redeemed	(61,628,962)	(91,779,247)
Change in net assets derived from capital share transactions	(6,832,892)	44,192,975
Total change in net assets	59,365,608	(158,235,086)

Net Assets
Beginning of period	489,887,355	648,122,441
End of period	$549,252,963	$ 489,887,355

Number of shares of the Fund:
Issued from sale of shares	2,053,537	4,444,761
Issued in connection with reinvestment of:
Dividends from net investment income	371,177	223,864
	2,424,714	4,668,625
Redeemed	(2,717,347)	(3,337,513)
Net change	(292,633)	1,331,112

See accompanying notes to financial statements.

7

CGM MUTUAL FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$22.56	$31.80	$27.78	$27.89	$25.33
Net investment income (a)	0.45	0.31	0.32	0.45	0.30
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.08	(9.25)	10.33	1.09	3.40
Total from investment operations	3.53	(8.94)	10.65	1.54	3.70

Dividends from net investment income	(0.45)	(0.30)	(0.33)	(0.45)	(0.31)
Distribution from net short-term realized gains	—	—	(6.22)	(1.20)	—
Distribution from net long-term realized gains	—	—	(0.08)	—	(0.83)
Total distributions	(0.45)	(0.30)	(6.63)	(1.65)	(1.14)

Net increase (decrease) in net asset value	3.08	(9.24)	4.02	(0.11)	2.56
Net asset value at end of period	$25.64	$22.56	$31.80	$27.78	$27.89

Total return (%)	15.9	(28.2)	38.5	5.5	14.6

Ratios: Operating expenses to average net assets (%)	1.09	1.05	1.05	1.07	1.09
Net investment income to average net assets (%)	1.97	1.07	1.03	1.55	1.09
Portfolio turnover (%)	417	466	444	504	336
Net assets at end of period (in thousands) ($)	549,253	489,887	648,122	504,574	514,612

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2009

1.

Organization — The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. The Fund commenced operations on November 5, 1929. The Fund’s objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund’s portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2009 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount.

9

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund’s investments as of December 31, 2009:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$395,361,260	$ —	$ —

Debt Securities
Corporate	—	149,154,960	—
Commercial Paper	—	3,195,000	—
Total	$395,361,260	$152,349,960	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in real estate investment trusts (“REITs”) may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $24,782,962 expiring December 31, 2017 and $124,560,675 expiring December 31, 2016.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$101,398,517

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$446,312,703	$103,344,063	$(1,945,546)	$101,398,517

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2009	$9,872,248	$ —	$9,872,248
2008	$6,501,796	$ —	$6,501,796

E.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in

11

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy or in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, funds that invest more heavily in certain industries, sectors or individual holdings are particularly susceptible to the impact of market, economic, regulatory and other factors affecting those investments.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

12

CGM MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

4.

Purchases and sales of securities — For the period ended December 31, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,072,704,925 and $2,075,685,617, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2009, the Fund incurred management fees of $4,502,423, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and employees of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund’s average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $145,344, for the period ended December 31, 2009, is shown separately in the Statement of Operations. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $122,594 of the salaries of CGM employees who are officers of the Fund.

C. Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ending December 31, 2009, each disinterested trustee will be compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

13

CGM MUTUAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the “Fund”, a series of CGM Trust) at December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2010

14

CGM MUTUAL FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

CGM MUTUAL FUND

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/01/09 – 12/31/09
Actual	$1,000.00	$1,194.01	$5.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.82	$5.44

*

Expenses are equal to the Fund’s annualized expense ratio of 1.07%, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

16

CGM MUTUAL FUND

25 YEAR INVESTMENT RECORD DECEMBER 31, 1984 — DECEMBER 31, 2009 (unaudited)
IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1984
On December 31	— AND HAD TAKEN ALL DIVIDENDS AND DISTRIBUTIONS IN CASH			OR — HAD REINVESTED ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
	The Net Asset Value of Your Shares Would Have Been	During the Year You Would Have Received		The Value of Your Original Investment At Each Year End Would Have Been	Which Would Represent
		Per Share Capital Gains Distributions of	Per Share Income Distributions of		An Annual Total Return of	A Cumulative Change Expressed As An Index With December 31, 1984 = 100.0
1984 1985 1986 1987 1988 1989 1990 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 Totals	$17.01 21.53 22.86 20.40 19.94 22.34 21.64 26.80 26.02 28.88 25.05 29.43 31.42 25.52 26.36 27.28 23.38 20.47 16.65 23.00 25.33 27.89 27.78 31.80 22.56 25.64	$ — 2.75 4.52 — 0.95 — 2.64 1.42 1.93 — 0.89 4.15 7.81 0.25 3.54 — — — — — 0.83 1.20 6.30 — — $39.18	$ 1.08 0.94 1.06 1.10 0.93 0.93* 0.97 0.93 0.86 1.04 0.77 0.74 0.67 0.98 0.84 0.73 0.20 0.41 0.23 0.16 0.31 0.45 0.33 0.30 0.45 $17.41	$ 22.88 28.62 32.54 33.58 40.87 41.32 58.22 61.77 75.24 67.94 84.45 104.46 113.03 122.30 147.37 130.28 115.17 95.71 133.71 148.28 169.93 179.28 248.30 178.28 206.63	+ 34.5% + 25.1 + 13.7 + 3.2 + 21.7 + 1.1 + 40.9 + 6.1 + 21.8 – 9.7 + 24.3 + 23.7 + 8.2 + 8.2 + 20.5 – 11.6 – 11.6 – 16.9 + 39.7 + 10.9 + 14.6 + 5.5 + 38.5 – 28.2 + 15.9 +1115.2	100.0 134.5 168.3 191.4 197.5 240.4 243.0 342.4 363.3 442.5 399.6 496.7 614.4 664.8 719.3 866.8 766.3 677.4 562.9 786.4 872.1 999.4 1054.4 1460.3 1048.5 1215.2
* Includes $0.05 per share distributed from paid-in capital. Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

17

CGM MUTUAL FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2009 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2009, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 69		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 77		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 69		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

18

CGM MUTUAL FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 60		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton
age 61		Management Company (investment	3
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 63

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;
age 69	since 1990	Controlling Owner, Kenbob, Inc.	3
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-
age 77	1990	voting Owner, Kenbob, Inc. (general	3
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 40	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 49	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 46	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 64	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 54	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 65	President since	CGM
	1990

19

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR09

Printed in U.S.A.

CGM

Realty Fund

16th Annual Report

December 31, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Realty Fund returned 6.3% during the fourth quarter of 2009 compared to the Standard and Poor’s 500 Index which grew 6.0% and the FTSE NAREIT Equity REITs Index which increased 9.4%. For the year just ended, CGM Realty Fund rose 34.4%, the S&P 500 Index rose 26.5% and the FTSE NAREIT Equity REITs Index returned 28.0%.

The Year in Review and Economic Outlook

We believe the economic outlook is decidedly brighter today than it was one year ago. Indeed, the first quarter of 2009 was disastrous. Credit lines for most major banking institutions were frozen or severely limited, unemployment in the United States was rapidly rising and the stock market plummeted 25% in the first nine weeks of 2009. At the end of February 2009, General Motors reported a $30.9 billion loss for 2008 and shortly thereafter, the federal government seized control of the company and replaced its chairman.

In the bond market, the flight to quality drove the yield on the 10-year Treasury bond to a low of 2.2% on January 15, 2009. Interest rates remained exceptionally low throughout the first quarter of the year, barely skirting 3.0%, but helping to set the stage for a rise in equity prices.

On March 10, the equity market, as measured by the S&P 500 Index, started to climb once credit lines showed signs of thawing and investor confidence began to pick up. Economic news was still grim though earlier fears of a shutdown of the banking system never materialized. General Motors did file for bankruptcy adding thousands of workers to the unemployment rolls and helping to lift the percentage of out-of-work Americans to 9.4% of the labor force in May. Despite this staggering number, other tentative signs of economic strengthening began to emerge during the summer months: sales of single family homes jumped in July, the Consumer Confidence Index spiked to 54.5 in August from 47.4 in July and retail sales increased 2.4% in August as well. By mid-September, Fed Chairman Ben Bernanke declared the worst recession since the 1930s “very likely over.”

Nonetheless, other less-than-rosy statistics seemed to dog the recovery generating some skepticism about its pace and questions as to whether the economy will relapse once large government stimulus programs are exhausted. New home sales fell 4.2% in September, the Consumer Confidence Index slid back to 48.7 in October and the Gross Domestic Product was revised downward for the third quarter of 2009 from 3.5% to 2.8% and finally, to a disappointing 2.2%. Even more troubling, the Federal Deposit Insurance Corporation reported a deficit of $8.2 billion in the third quarter, its first shortfall since 1992, and the number of institutions the FDIC identified as “problem banks” rose from 416 on June 30 to 552 on September 30.

But then, new home sales picked up again, rising 4.3% in October, and a special $8,000 tax credit for first time home buyers helped boost sales of existing homes up 9.9% in October—the biggest jump in ten years—and up again 7.4% in November. The unemployment rate in 2009 topped out at 10.2% in October and fell back to 10% in November, a very encouraging sign.

Estimates suggest that nearly one half of the 7.3 million jobs lost since December 2007 were in manufacturing and construction. Fifty years ago, manufacturing jobs accounted for 30% of our workforce whereas today, manufacturing represents only 9% and the number continues to decline. We suspect many of those who lost jobs in the manufacturing sector will need to be re-trained in other fields in order to re-enter the labor force. As a result, we anticipate the recovery in jobs will be slower than it has been in other recessions.

1

CGM REALTY FUND

Given conflicting economic signals throughout the fall, the equity market traded within a narrow range from mid November through most of December though the S&P 500 Index did end the year at a new recovery high. We believe economic news will continue to improve with slow and lagging indicators picking up pace as we move into 2010. We also think the global economy seems similarly positioned to ours with China and India leading the upward charge. A cheaper dollar is providing an extra boost to the U.S. economy through exports to other countries. Admittedly, unemployment remains significant, which tempers prospects for a more robust recovery. At the same time, a high unemployment rate allows for additional growth in the economy before inflationary forces come into play. We believe such an environment is good for interest rates, business expansion and corporate profits. Add to the mix, ten year U.S. Treasury bond rates at 3.8% and 30-year yields at 4.6% on December 31 and conditions could be conducive to higher equity prices.

Portfolio Strategy

CGM Realty Fund faced a challenging environment at the start of last year as most property types were adversely affected by the severe recession of 2008-2009. Mall and strip mall REITs were the largest property holdings throughout 2009, ranging from 17% to 40% of the Fund’s assets. These retail properties benefit from long-term leases, most of which were written at lower rents and are slated to roll over at current higher levels. The Fund also invested in mortgage REITs which hold high quality mortgages as well as in other specialized property types which were somewhat insulated from impacts of the recession.

During the second half of the year, the Fund sold the mortgage REITs and built a significant position in hotel REITs in anticipation of recovery in this business in 2010.

The Fund’s largest gains occurred in the Macerich Company, a retail REIT, though we no longer held it at year end. Other major contributors to Fund performance were Developers Diversified Realty Corporation and Simon Property Group, Inc., both retail REITs, as well as Digital Realty Trust, Inc. a specialty REIT. The Fund’s largest losses were realized in ProLogis, an office and industrial REIT, Home Properties, Inc., a residential REIT and Entertainment Properties Trust, a specialty REIT, none of which the Fund held at year end.

CGM Realty Fund was approximately 67% invested in REITs on December 31, 2009, including 18.3% in lodging REITs, 17.4% in retail REITs, 12.1% in office and industrial REITs, 7.5% in specialty REITs and 11.2% in diversified, healthcare and self storage REITs combined. The Fund’s largest holdings were in the REITs Digital Realty Trust, Inc. (specialty), Simon Property Group, Inc. (retail) and Alexandria Real Estate Equities, Inc. (office and industrial).

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 4, 2010

2

CGM REALTY FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Mutual Fund and CGM Focus Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended December 31, 2009

CGM Realty Fund
10 Years	+468.5%
5 Years	+ 57.3
1 Year	+ 34.4
3 Months	+ 6.3

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions.

The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

3

CGM REALTY FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2009

COMMON STOCKS

INVESTMENTS as of December 31, 2009

COMMON STOCKS—99.1% of TOTAL NET ASSETS

REAL ESTATE INVESTMENTS TRUSTS - 66.5%	Shares	Value(a)

Diversified — 4.9%
Vornado Realty Trust	880,000	$ 61,547,200
Healthcare — 4.8%
Ventas, Inc.	1,400,000	61,236,000
Lodging — 18.3%
DiamondRock Hospitality Company (b)	7,560,000	64,033,200
FelCor Lodging Trust Incorporated (c)	1,920,000	6,912,000
Host Hotels & Resorts, Inc.	6,120,490	71,426,118
LaSalle Hotel Properties (b)	3,500,000	74,305,000
Sunstone Hotel Investors, Inc. (c)	1,740,000	15,451,200
		232,127,518

Office and Industrial — 12.1%
Alexandria Real Estate Equities, Inc.	1,217,400	78,266,646
SL Green Realty Corp	1,500,000	75,360,000
		153,626,646

Retail — 17.4%
Developers Diversified Realty Corporation	7,057,685	65,354,163
Simon Property Group, Inc.	1,135,673	90,626,705
Tanger Factory Outlet Centers, Inc.	1,509,600	58,859,304
Taubman Centers, Inc.	145,000	5,206,950
		220,047,122

See accompanying notes to financial statements.

4

CGM REALTY FUND

INVESTMENTS as of December 31, 2009 (continued)

	Shares	Value(a)

Self Storage — 1.5%
Public Storage	230,000	$ 18,733,500

Specialty — 7.5%
Digital Realty Trust, Inc.	1,885,400	94,797,912
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified cost $753,269,148)		842,115,898

OTHER COMMON STOCKS — 32.6%
Copper — 11.3%
Freeport-McMoRan Copper & Gold Inc. (c)	925,000	74,268,250
Southern Copper Corporation	2,100,000	69,111,000
		143,379,250

Hotels and Restaurants — 15.6%
Marriott International, Inc.	2,454,262	66,878,640
Starwood Hotels & Resorts Worldwide, Inc.	1,970,000	72,042,900
Wyndham Worldwide Corporation	2,900,000	58,493,000
		197,414,540

Metals and Mining — 5.7%
Teck Resources Limited (c)	2,050,000	71,688,500

TOTAL OTHER COMMON STOCKS -(Identified cost $362,232,559)		412,482,290
TOTAL COMMON STOCKS (Identified cost $1,115,501,707)		1,254,598,188
	Face Amount
SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS
American Express Credit Corporation, .03%, 1/04/10 (Cost $7,155,000)	$7,155,000	7,155,000
TOTAL INVESTMENTS — 99.6% (Identified cost $1,122,656,707)		1,261,753,188
Cash and receivables		17,967,892
Liabilities		(13,527,904)
TOTAL NET ASSETS — 100.0%		$1,266,193,176

(a)

See note 2A.

(b)

Non-controlled affiliate (See Note 7)

(c)

Non-income producing security.

See accompanying notes to financial statements.

5

CGM REALTY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Assets

Investments at value:
Unaffiliated issuers (Identified cost — $1,014,224,433)	$1,123,414,988
Non-controlled affiliates (Identified cost — $108,432,274)	138,338,200	$1,261,753,188
Cash		2,175
Receivable for:
Securities sold	11,935,603
Shares of the Fund sold	1,517,434
Dividends and interest	4,512,680	17,965,717
Total assets		1,279,721,080
Liabilities
Payable for:
Securities purchased	9,836,388
Shares of the Fund redeemed	1,286,748
Tax withholding liability	1,050
Distributions declared	1,322,733	12,446,919
Accrued expenses:
Management fees	842,592
Trustees’ fees	20,234
Accounting, administration and compliance expenses	19,398
Transfer agent fees	98,900
Other expenses	99,861	1,080,985
Total liabilities		13,527,904
Net Assets		$1,266,193,176
Net assets consist of:
Capital paid-in		$1,657,105,675
Accumulated net realized losses on investments		(530,008,980)
Net unrealized appreciation on investments		139,096,481
Net Assets		$1,266,193,176
Shares of beneficial interest outstanding, no par value		60,654,261
Net asset value per share*		$20.88

*

Shares of the Fund are sold and redeemed at net asset value ($1,266,193,176/60,654,261).

STATEMENT OF OPERATIONS

Year Ended December 31, 2009

Investment Income

Income:
Dividends (net of withholding tax of $56,780 and includes $5,300,605
from non-controlled affiliated issuers)	$ 46,203,961
Interest	14,194
46,218,155
Expenses:
Management fees	7,934,971
Trustees’ fees	82,569
Accounting, administration and compliance expenses	232,775
Custodian fees and expenses	148,362
Transfer agent fees	571,855
Audit and tax services	39,900
Legal	58,380
Printing	110,761
Registration fees	11,639
Line of credit commitment fee	25,778
Miscellaneous expenses	6,559
9,223,549
Net investment income	36,994,606

Realized and Unrealized Gain (Loss) on Investments
Net realized losses on investments (including net realized loss of
$62,111,305 on sales of investments in non-controlled affiliated issuers)	(236,962,937)
Net unrealized appreciation (including unrealized appreciation
of $155,226,582 in non-controlled affiliated issuers)	508,543,074
Net realized and unrealized gains on investments	271,580,137
Change in Net Assets from Operations	$308,574,743

See accompanying notes to financial statements.

6

CGM REALTY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2009	2008

From Operations
Net investment income	$ 36,994,606	$ 49,877,808
Net realized losses on investments	(236,962,937)	(293,046,043)
Net unrealized appreciation (depreciation)	508,543,074	(839,990,914)
Change in net assets from operations	308,574,743	(1,083,159,149)

From Distributions to Shareholders
Net investment income	(36,994,606)	(41,077,152)
Tax return of capital	(7,362,440)	—
	(44,357,046)	(41,077,152)

From Capital Share Transactions
Proceeds from sale of shares	164,300,742	794,360,696
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	29,699,660	31,630,494
Distributions from tax return of capital	5,910,645	—
	199,911,047	825,991,190
Cost of shares redeemed	(239,998,141)	(658,153,090)
Change in net assets derived from capital share transactions	(40,087,094)	167,838,100
Total change in net assets	224,130,603	(956,398,201)
Net Assets
Beginning of period	1,042,062,573	1,998,460,774
End of period	$1,266,193,176	$1,042,062,573

Number of shares of the Fund:
Issued from sale of shares	10,045,920	26,769,377
Issued in connection with reinvestment of:
Dividends from net investment income	1,745,112	1,544,773
Distributions from tax return of capital	347,301	—
	12,138,333	28,314,150
Redeemed	(15,714,799)	(27,629,502)
Net change	(3,576,466)	684,648

See accompanying notes to financial statements.

7

CGM REALTY FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2009	2008	2007	2006	2005

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$16.22	$31.45	$27.06	$27.19	$29.56
Net investment income (a)	0.61	0.72	0.27	0.45	0.43
Net realized and unrealized gains (losses) on investments	4.79	(15.34)	9.06	7.37	7.51
Total from investment operations	5.40	(14.62)	9.33	7.82	7.94

Dividends from net investment income	(0.62)	(0.61)	(0.25)	(0.45)	(0.43)
Distribution from net short-term realized gains	—	—	(2.08)	(0.42)	—
Distribution from net long-term realized gains	—	—	(2.61)	(7.08)	(9.88)
Distribution from tax return of capital	(0.12)	—	—	—	—
Total distributions	(0.74)	(0.61)	(4.94)	(7.95)	(10.31)

Net increase (decrease) in net asset value	4.66	(15.23)	4.39	(0.13)	(2.37)
Net asset value at end of period	$20.88	$16.22	$31.45	$27.06	$27.19

Total return (%)	34.4	(46.9)	34.4	29.0	27.0

Ratios: Operating expenses to average net assets (%)	0.93	0.86	0.86	0.88	0.92
Net investment income to average net assets (%)	3.73	2.62	0.86	1.49	1.34
Portfolio turnover (%)	170	218	200	160	136
Net assets at end of period (in thousands) ($)	1,266,193	1,042,063	1,998,461	1,474,746	1,031,966

(a)

Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.

8

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2009

1.

Organization — The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund’s investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2009 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount.

9

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund’s investments as of December 31, 2009:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,254,598,188	$ —	$ —

Debt Securities
Commercial Paper	—	7,155,000	—
Total	$1,254,598,188	$7,155,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

10

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $229,541,228 expiring December 31, 2017 and $287,181,102 expiring December 31, 2016.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$125,809,832

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,135,943,356	$186,394,741	$(60,584,909)	$125,809,832

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
2009	$36,994,606	$ —	$7,362,440	$44,357,046
2008	$41,077,152	$ —	$ —	$41,077,152

E.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

3.

Risks and uncertainties

A.

Risks associated with focused investing — The Fund, although diversified, takes a focused approach to investing within particular industries or sectors of the economy and may invest in a relatively small number of individual holdings. Therefore, the Fund may be subject to greater price volatility and may be more adversely affected by the performance of particular industries, sectors, or individual holdings than would a more diversified fund. In addition, the Fund invests primarily in companies in the real estate industry, including REITs. Funds with a concentration are particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporation and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in the investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

The Fund’s Prospectus and Statement of Additional information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,670,703,630 and $1,689,557,323, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2009, the Fund incurred management fees of $7,934,971, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund’s average daily net assets and 0.75% on amounts in excess of $500 million.

12

CGM REALTY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices,proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $232,775, for the period ended December 31, 2009, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $184,382 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2009, each disinterested trustee was compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Funds’ average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund had a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the higher of the Federal Funds Rate and the Overnight LIBOR Rate. The Fund incurred a commitment fee of 0.10% per annum through June 17, 2009 and then incurs a commitment fee of 0.15% per annum on the unused portion of the line of credit, payable quarterly, through June 16, 2010. There were no borrowings under the line of credit during the period ended December 31, 2009.

7.

Affiliated issuers — Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2009:

Name of Issuer	Number of Shares Held December 31, 2008	Gross Purchases*	Gross Sales	Number of Shares Held December 31, 2009	Dividend Income	Market Value December 31, 2009
Developers Diversified Realty Corporation**	10,200,000	12,572,685	15,715,000	7,057,685	$2,533,420	$ —
DiamondRock Hospitality Company	—	7,560,000	—	7,560,000	2,494,800	64,033,200
Home Properties, Inc.***	1,800,000	—	1,800,000	—	—	—
LaSalle Hotel Properties	—	3,500,000	—	3,500,000	70,000	74,305,000
The Macerich Company***	3,873,900	1,334,050	5,207,950	—	202,385	—
				Total	$5,300,605	$138,338,200

*

Includes stock dividends.

**

Position is no longer considered an affiliated issuer.

***

Position in issuer liquidated during the preceding twelve months.

13

CGM REALTY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the “Fund”, a series of CGM Trust) at December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2010

14

CGM REALTY FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 800-345-4048.The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

CGM REALTY FUND

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/01/09 – 12/31/09
Actual	$1,000.00	$1,439.56	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.59

*

Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16

CGM REALTY FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2009 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2009, the Fund designated $0 as long-term capital dividends and $7,362,440 as return of capital.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 69		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 77		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 69		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

17

CGM REALTY FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 60		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton
age 61		Management Company (investment	3
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 63

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;
age 69	since 1990	Controlling Owner, Kenbob, Inc.	3
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-
age 77	1990	voting Owner, Kenbob, Inc. (general	3
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 40	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 49	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 46	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 64	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 54	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 65	President since	CGM
	1990

18

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR09

Printed in U.S.A.

CGM

Focus Fund

13th Annual Report

December 31, 2009

A No-Load Fund

Investment Adviser Capital Growth Management Limited Partnership

To Our Shareholders:

CGM Focus Fund returned 6.6% during the fourth quarter of 2009 compared to the Standard and Poor’s 500 Index which grew 6.0% over the same period. For the year just ended, CGM Focus Fund returned 10.5% and the S&P 500 Index increased 26.5%.

The Year in Review and Economic Outlook

We believe the economic outlook is decidedly brighter today than it was one year ago. Indeed, the first quarter of 2009 was disastrous. Credit lines for most major banking institutions were frozen or severely limited, unemployment in the United States was rapidly rising and the stock market plummeted 25% in the first nine weeks of 2009. At the end of February 2009, General Motors reported a $30.9 billion loss for 2008 and shortly thereafter, the federal government seized control of the company and replaced its chairman.

In the bond market, the flight to quality drove the yield on the 10-year Treasury bond to a low of 2.2% on January 15, 2009. Interest rates remained exceptionally low throughout the first quarter of the year, barely skirting 3.0%, but helping to set the stage for a rise in equity prices.

On March 10, the equity market, as measured by the S&P 500 Index, started to climb once credit lines showed signs of thawing and investor confidence began to pick up. Economic news was still grim though earlier fears of a shutdown of the banking system never materialized. General Motors did file for bankruptcy adding thousands of workers to the unemployment rolls and helping to lift the percentage of out-of-work Americans to 9.4% of the labor force in May. Despite this staggering number, other tentative signs of economic strengthening began to emerge during the summer months: sales of single family homes jumped in July, the Consumer Confidence Index spiked to 54.5 in August from 47.4 in July and retail sales increased 2.4% in August as well. By mid-September, Fed Chairman Ben Bernanke declared the worst recession since the 1930s “very likely over.”

Nonetheless, other less-than-rosy statistics seemed to dog the recovery generating some skepticism about its pace and questions as to whether the economy will relapse once large government stimulus programs are exhausted. New home sales fell 4.2% in September, the Consumer Confidence Index slid back to 48.7 in October and the Gross Domestic Product was revised downward for the third quarter of 2009 from 3.5% to 2.8% and finally, to a disappointing 2.2%. Even more troubling, the Federal Deposit Insurance Corporation reported a deficit of $8.2 billion in the third quarter, its first shortfall since 1992, and the number of institutions the FDIC identified as “problem banks” rose from 416 on June 30 to 552 on September 30.

But then, new home sales picked up again, rising 4.3% in October, and a special $8,000 tax credit for first time home buyers helped boost sales of existing homes up 9.9% in October—the biggest jump in ten years—and up again 7.4% in November. The unemployment rate in 2009 topped out at 10.2% in October and fell back to 10% in November, a very encouraging sign.

Estimates suggest that nearly one half of the 7.3 million jobs lost since December 2007 were in manufacturing and construction. Fifty years ago, manufacturing jobs accounted for 30% of our workforce whereas today, manufacturing represents only 9% and the number continues to decline. We suspect many of those who lost jobs in the manufacturing sector will need to be re-trained in other fields in order to re-enter the labor force. As a result, we anticipate the recovery in jobs will be slower than it has been in other recessions.

Given conflicting economic signals throughout the fall, the equity market traded within a narrow range from mid November through most of December though the S&P 500 Index did end the year at a new recovery high. We believe economic news will continue to improve with slow and lagging indicators picking up pace as we move into 2010. We also think the global economy seems similarly positioned to ours with China and India leading the upward charge. A cheaper dollar is providing an extra boost to the U.S. economy through exports to other countries. Admittedly, unemployment remains significant, which tempers prospects for a more robust recovery. At the same time, a high unemployment rate allows for additional growth in the economy before inflationary forces come into play. We believe such an environment is good for interest rates, business expansion and corporate profits. Add to the mix, ten year U.S. Treasury bond rates at 3.8% and 30-year yields at 4.6% on December 31 and conditions could be conducive to higher equity prices.

CGM FOCUS FUND

Portfolio Strategy

CGM Focus Fund entered 2009 with substantial holdings in insurance and economically defensive stocks. The insurance stocks were sold with major losses in the first quarter of the year. In fact, losses in investments in the insurance companies The Hartford Financial Service Group, Inc., MetLife, Inc., AFLAC Incorporated and Prudential Financial, Inc. were the Fund’s largest losses in 2009 and collectively were the most significant factor in the Fund’s underperformance for the year.

The economically defensive holdings were replaced with stocks that we believed would benefit from economic recovery as the year progressed, but delay in executing these transactions after the market low in early March diminished the Fund’s overall performance. Ford Motor Company delivered the largest gain for the Fund; other major contributors to performance were The Goldman Sachs Group, Inc., Freeport-McMoRan Copper & Gold Inc., Google Inc. and Amazon.com, Inc.

At the end of 2009, CGM Focus Fund held major positions in the technology, investment banking, copper and auto industries. The Fund’s three largest holdings were in Ford Motor Company, The Goldman Sachs Group, Inc. and Freeport– McMoRan Copper & Gold Inc. The Fund held no short positions on December 31, 2009.

Robert L. Kemp President

G. Kenneth Heebner Portfolio Manager

January 4, 2010

CGM FOCUS FUND

Portfolio Manager

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Mutual Fund and CGM Realty Fund as well as other funds and accounts.

INVESTMENT PERFORMANCE

(unaudited)

Cumulative Total Return for Periods Ended December 31, 2009

CGM Focus Fund
10 Years	+418.2%
5 Years	+ 48.2
1 Year	+ 10.5
3 Months	+ 6.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The adviser limited the Fund’s total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund’s cumulative total return and average annual total return for the ten year period would have been lower.

CGM FOCUS FUND

PORTFOLIO DIVERSIFICATION as of December 31, 2009

COMMON STOCKS

INVESTMENTS as of December 31, 2009

COMMON STOCKS—99.3% of TOTAL NET ASSETS	Shares	Value(a)

Auto and Related — 11.9%
Ford Motor Company (b)	43,500,000	$ 435,000,000

Banks - Money Center — 21.6%
Itaú Unibanco Holding S.A. ADR (c)	6,336,000	144,714,240
Morgan Stanley	6,570,000	194,472,000
The Goldman Sachs Group, Inc.	1,765,000	298,002,600
The PNC Financial Services Group, Inc.	2,800,000	147,812,000
		785,000,840

Basic Materials — 4.7%
Peabody Energy Corporation	3,750,000	169,537,500

Business Services — 6.0%
FEDEX Corporation	2,640,000	220,308,000

Copper — 13.4%
Freeport-McMoRan Copper & Gold Inc. (b)	3,450,000	277,000,500
Southern Copper Corporation	6,400,000	210,624,000
		487,624,500

Electronic and Communication Equipment — 5.6%
Apple Inc. (b)	960,000	202,425,600

Electronic Components — 7.8%
Marvell Technology Group Ltd. (b)	9,330,000	193,597,500
Micron Technology, Inc. (b)	8,500,000	89,760,000
		283,357,500

See accompanying notes to financial statements.

CGM FOCUS FUND

INVESTMENTS as of December 31, 2009 (continued)

	Shares	Value(a)

Financial Services — 1.2%
MasterCard Incorporated	165,000	$ 42,236,700

Metals and Mining — 6.0%
Teck Resources Limited (b)	6,300,000	220,311,000

Peripherals — 5.4%
Western Digital Corporation (b)	4,450,000	196,467,500

Retail — 5.1%
Amazon.com, Inc. (b)	1,370,000	184,292,400

Services — 4.0%
Priceline.com Incorporated (b)	673,300	147,116,050

Technology — 6.6%
Google Inc. (b)	390,000	241,792,200

TOTAL COMMON STOCKS (Identified cost $2,832,668,618)		3,615,469,790

SHORT-TERM INVESTMENT — 0.5% OF TOTAL NET ASSETS	Face Amount
American Express Credit Corporation, .03%, 1/04/10 (Cost $19,315,000)	$19,315,000	19,315,000
TOTAL INVESTMENTS — 99.8% (Identified cost $2,851,983,618)		3,634,784,790
Cash and receivables		105,415,399
Liabilities		(99,903,393)
TOTAL NET ASSETS — 100.0%		$3,640,296,796

(a)

See note 2A.

(b)

Non-income producing security.

(c)

An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Assets

Investments at value (Identified cost — $2,851,983,618)		$3,634,784,790
Cash		137
Receivable for:
Securities sold	$102,514,942
Shares of the Fund sold	2,070,377
Dividends and interest	829,943	105,415,262
Total assets		3,740,200,189
Liabilities
Payable for:
Securities purchased	89,302,855
Shares of the Fund redeemed	6,450,043
Distributions declared	653,068
Tax withholding liability	101,808	96,507,774
Accrued expenses:
Management fees	2,865,683
Trustees’ fees	46,391
Accounting, administration and compliance expenses	60,844
Transfer agent fees	259,738
Other expenses	162,963	3,395,619
Total liabilities		99,903,393
Net Assets		$3,640,296,796
Net assets consist of:
Capital paid-in		$6,475,264,903
Accumulated net realized losses on investments		(3,617,769,279)
Net unrealized appreciation on investments		782,801,172
Net Assets		$3,640,296,796
Shares of beneficial interest outstanding, no par value		122,346,836
Net asset value per share*		$29.75

*

Shares of the Fund are sold and redeemed at net asset value ($3,640,296,796 / 122,346,836).

STATEMENT OF OPERATIONS

Year Ended December 31,2009

Investment Income

Income:
Dividends (net of withholding tax of $519,992)	$ 40,046,212
Interest	605,788
40,652,000
Expenses:
Management fees	33,220,048
Trustees’ fees	187,191
Accounting, administration and compliance expenses	730,129
Custodian fees and expenses	344,268
Transfer agent fees	1,524,572
Audit and tax services	39,900
Legal	229,739
Printing	284,606
Registration fees	73,407
Line of credit commitment fee	47,911
Dividends on short sales	7,336,033
Interest expense on short sales	154,117
Miscellaneous expenses	23,904
44,195,825
Net investment income	(3,543,825)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions:
Long transactions	(794,834,085)
Short transactions	37,799,387
Net unrealized appreciation on investments:
Long transactions	1,054,522,673
Net realized and unrealized gains on investments and foreign currency transactions	297,487,975

Change in Net Assets from Operations	$ 293,944,150

See accompanying notes to financial statements.

CGM FOCUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2009	2008
From Operations
Net investment income (loss)	$ (3,543,825)	$ 29,503,413
Net realized losses on investments and foreign currency transactions	(757,034,698)	(2,799,680,500)
Net unrealized appreciation (depreciation).	1,054,522,673	(1,764,178,776)
Change in net assets from operations	293,944,150	(4,534,355,863)

From Distributions to Shareholders
Net investment income	(3,786,109)	(33,932,273)
	(3,786,109)	(33,932,273)

From Capital Share Transactions
Proceeds from sale of shares	584,998,963	5,691,991,908
Net asset value of shares issued in connection with the acquisition of assets from CGM Capital Development Fund (Note 7)	—	531,703,625
Net asset value of shares issued in connection with reinvestment of:
Dividends from net investment income	3,137,127	25,544,420
	588,136,090	6,249,239,953
Cost of shares redeemed	(1,416,896,710)	(3,038,166,008)
Change in net assets derived from capital share transactions	(828,760,620)	3,211,073,945
Total change in net assets	(538,602,579)	(1,357,214,191)
Net Assets
Beginning of period	4,178,899,375	5,536,113,566
End of period	$ 3,640,296,796	$ 4,178,899,375

Number of shares of the Fund:
Issued from sale of shares	22,865,681	115,498,465
Issued in connection with the acquisition of assets from CGM Capital Development Fund (Note 7)	—	8,723,604
Issued in connection with reinvestment of:
Dividends from net investment income	105,321	960,799
	22,971,002	125,182,868
Redeemed	(55,651,850)	(75,626,212)
Net change	(32,680,848)	49,556,656

See accompanying notes to financial statements.

CGM FOCUS FUND

FINANCIAL HIGHLIGHTS

	For the Year Ended December 31,
	2009	2008		2007	2006		2005

For a share of the Fund outstanding throughout each period: Net asset value at beginning of period	$26.96	$52.49		$34.68	$33.40		$29.51
Net investment income (loss) (a)(b)	(0.03)	0.20		0.06	0.82		0.52
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.85	(25.51)		27.71	4.19		6.93
Total from investment operations	2.82	(25.31)		27.77	5.01		7.45

Dividends from net investment income	(0.03)	(0.22)		(0.05)	(0.81)		(0.44)
Distribution from net short-term realized gains	—	—		(8.21)	—		(1.80)
Distribution from net long-term realized gains	—	—		(1.70)	(2.92)		(1.32)
Total distributions	(0.03)	(0.22)		(9.96)	(3.73)		(3.56)

Net increase (decrease) in net asset value	2.79	(25.53)		17.81	(1.28)		3.89
Net asset value at end of period	$29.75	$26.96		$52.49	$34.68		$33.40

Total return (%)	10.5	(48.2)		80.0	15.0	(c)	25.2

Ratios: Operating expenses to average net assets (%)	1.02	0.97		0.99	1.02		1.07
Dividends and interest on short positions to average net assets (%)	0.21	0.39		0.28	0.18		0.15
Total expenses to average net assets (%)	1.23	1.36		1.27	1.20		1.22

Net investment income (loss) to average net assets (%)	(0.10)	0.44		0.14	2.23		1.55
Portfolio turnover (%)	464	504	(d)	384	333		282
Net assets at end of period (in thousands) ($)	3,640,297	4,178,899		5,536,114	2,272,039		1,641,143

(a)

Net investment income (loss) per share excluding all related short sale income and expenses ($)

0.03

0.32

(0.02)

0.36

0.23

(b)

Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)

In 2006, the Fund’s total return includes a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, the total return would have been 0.01% less.

(d)

Portfolio turnover excludes the impact of assets resulting from a merger with another fund. (See Note 7 of Notes to the Financial Statements.)

See accompanying notes to financial statements.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS — December 31, 2009

1.

Organization — The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund’s investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund’s investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.

Significant accounting policies — Management has evaluated the events and transactions from December 31, 2009 through the date of issuance of the Fund’s financial statements. For the Fund, there were no material subsequent events that required disclosure in the financial statements or footnotes.

A.

Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures maybe used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for Net Asset Value (“NAV”) calculation under these procedures may differ from published prices for the same securities.

The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•

Level 1 – Prices determined using: quoted prices in active markets for identical securities.

•

Level 2 – Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

•

Level 3 – Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Fund’s management’s assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund’s investments as of December 31, 2009:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,615,469,790	$ —	$ —

Debt Securities
Commercial Paper	—	19,315,000	—
Total	$3,615,469,790	$19,315,000	$ —

*

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

B.

Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C.

Federal income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Management has analyzed the Fund’s tax positions for the open tax years ended December 31, 2009 and has concluded that no provisions for federal income tax is required in the Fund’s financial statements. Management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analysis of tax laws, regulations and interpretations thereof.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2009, the Fund had available for tax purposes, capital loss carryovers of $1,572,159,776 expiring December 31, 2017 and $2,023,250,733 expiring December 31, 2016.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$ —	$ —	$760,442,402

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2009 was as follows:

Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,874,342,388	$764,375,809	$(3,933,407)	$760,442,402

D.

Dividends and distributions to shareholders — Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign currency gains/losses. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the period ended December 31, 2009 and 2008, were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2009	$ 3,786,109	$ —	$ 3,786,109
2008	$33,932,273	$ —	$33,932,273

E.

Short sales — The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the fund may engage in short sales. Under certain market conditions, short sales can increase the volatility of the fund and may lower the Fund’s return or result in losses, which potentially may be unlimited.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

F.

Indemnities — In the normal course of business, the Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. The Fund’s maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

G.

Foreign currency translation — All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

3.

Risks and uncertainties

A.

Non-diversification risk — The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

B.

Risks associated with foreign investments — The Fund may invest in securities issued by institutions, corporations, and governments established by or located in foreign countries, which may be developed or undeveloped countries. Investing in foreign securities may involve significant risks. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of the Fund or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Additionally, because some foreign securities the Fund may acquire are purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

CGM FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund’s Prospectus and Statement of Additional Information contain additional information on other risks and uncertainties relating to the Fund’s investments.

4.

Purchases and sales of securities — For the period ended December 31, 2009, purchases and sales of securities other than United States government obligations and short-term investments aggregated $16,555,578,594 and $17,336,183,794, respectively.

5.

Fees and expenses

A.

Management fees — During the period ended December 31, 2009, the Fund incurred management fees of $33,220,048, paid or payable to the Fund’s investment adviser, Capital Growth Management Limited Partnership (“CGM”), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

B.

Other expenses — CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $730,129, for the period ended December 31, 2009, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, including $535,856 of the salaries of CGM employees who are officers of the Fund.

C.

Trustees fees and expenses — The Fund does not pay any compensation directly to any trustees who are officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2009, each disinterested trustee was compensated by the Trust with an annual fee of $70,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the Trust’s Board and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, the Fund is responsible for $10,000 per trustee annually, plus an annual variable fee calculated based on the proportion of the Fund’s average net assets relative to the aggregate average net assets of the Trust.

6.

Line of credit — The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 1.25% over the current Overnight Rate. The Fund incurred a commitment fee of 0.11% per annum through October 19, 2009 and then incurs a commitment fee at 0.15% per annum on the unused portion of the line of credit, payable quarterly, through October 18, 2010. There were no borrowings under the line of credit during the period ended December 31, 2009.

CGM FOCUS FUND

7.

Acquisition of Fund — On June 27, 2008, CGM Focus Fund acquired all the net assets of CGM Capital Development Fund pursuant to a Plan of Reorganization approved by CGM Capital Development Fund shareholders on June 20, 2008. The acquisition was accomplished by a tax-free exchange of 8,723,604 shares of CGM Focus Fund (valued at $60.95 per share) for the 20,485,043 shares of CGM Capital Development Fund outstanding on June 27, 2008 (an exchange ratio of 0.42585234). CGM Capital Development Fund’s net assets at that date ($531,703,625), including $32,747,755 of unrealized appreciation, were combined with those of CGM Focus Fund. The aggregate net assets of CGM Focus Fund immediately before the acquisition were $9,656,099,353. The combined net assets of CGM Focus Fund immediately following the acquisition were $10,187,802,978.

CGM FOCUS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the “Fund,” a series of CGM Trust) at December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 17, 2010

CGM FOCUS FUND

ADDITIONAL INFORMATION

(unaudited)

Availability of proxy voting information:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2009 are available without charge, upon request by calling 800-345-4048. The policies also appear in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, http://www.sec.gov. The voting records can also be found on the SEC’s website on the N-PX filing.

Portfolio holdings:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

CGM FOCUS FUND

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual return and expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/01/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/01/09 – 12/31/09
Actual	$1,000.00	$1,179.44	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$5.18

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the multiplied by 184/365 (to reflect the one-half year period).

CGM FOCUS FUND

TAX INFORMATION FOR THE TAX YEAR ENDED December 31, 2009 (unaudited)

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2009, the Fund designated $0 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the ‘‘Board’’) of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund’s day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are ‘‘interested persons’’ of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual’s position with CGM, the Fund’s investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not ‘‘interested persons’’ of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Interested Trustees
G. Kenneth Heebner*	Trustee since 1993	Co-founder and Employee, CGM;	3
age 69		Controlling Owner, Kenbob, Inc.
		(general partner of CGM)

Robert L. Kemp*	Trustee since 1990	Co-founder and Employee, CGM; Non-	3
age 77		voting Owner, Kenbob, Inc. (general
		partner of CGM)

Disinterested Trustees
Peter O. Brown	Trustee since 1993	Counsel (formerly, Partner), Harter,	3
age 69		Secrest & Emery LLP (law firm);
		formerly Executive Vice President and
		Chief Operating Officer, The Glenmeade
		Trust Company (from 1990 to 1993);
		formerly Senior Vice President,
		J.P. Morgan Chase Bank (from 1981 to
		1990); Trustee, TT International U.S.A.
		Master and Feeder Trusts (four mutual
		funds) from 2000-2005

CGM FOCUS FUND

Name, Address and Age	Position Held and Length of Time Served	Principal Occupation During Past 5 Years and Other Directorships Held	Number of Funds in the CGM Funds Complex Overseen
Mark W. Holland	Trustee since 2004	President, Wellesley Financial Advisors,	3
age 60		LLC (since 2003); formerly Vice
		President and Chief Operating Officer,
		Fixed Income Management, Loomis,
		Sayles & Company, L.P.; formerly
		Director, Loomis, Sayles & Company,
		L.P. (from 1999 to 2002)

James Van Dyke Quereau, Jr.	Trustee since 1993	Managing Partner and Director, Stratton
age 61		Management Company (investment	3
		management); Director and Vice
		President, Semper Trust Co. (until 2006)

J. Baur Whittlesey	Trustee since 1990	Member, Ledgewood, P.C. (law firm)	3
age 63

Officers
G. Kenneth Heebner*	Vice President	Co-founder and Employee, CGM;
age 69	since 1990	Controlling Owner, Kenbob, Inc.	3
		(general partner of CGM)

Robert L. Kemp*	President since	Co-founder and Employee, CGM; Non-
age 77	1990	voting Owner, Kenbob, Inc. (general	3
		partner of CGM)

David C. Fietze*	Chief Compliance	Employee – Legal counsel, CGM	3
age 40	Officer since 2004
address:
38 Newbury Street
Boston, Massachusetts
02116

Kathleen S. Haughton*	Vice President	Employee – Investor Services Division,	3
age 49	since 1992 and	CGM
address:	Anti-Money
38 Newbury Street	Laundering
Boston, Massachusetts	Compliance
02116	Officer since 2002

Jem A. Hudgins*	Treasurer since	Employee – CGM	3
age 46	2004

Leslie A. Lake*	Vice President and	Employee – Office Administrator, CGM	3
age 64	Secretary since 1992

Martha I. Maguire*	Vice President	Employee – Funds Marketing, CGM	3
age 54	since 1994

Mary L. Stone*	Assistant Vice	Employee – Portfolio Transactions,	3
age 65	President since	CGM
	1990

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT

LIMITED PARTNERSHIP

Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING

AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY

Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT

FOR STATE STREET BANK AND

TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.

P.O. Box 8511

Boston, Massachusetts 02266-8511

TELEPHONE NUMBERS

For information about:

■

Account Procedures and Status

■

Redemptions

■

Exchanges

Call 800-343-5678

■

New Account Procedures

■

Prospectuses

■

Performance

■

Proxy Voting Policies and Voting Records

■

Complete Schedule of Portfolio Holdings

for the 1st & 3rd Quarters (as filed on Form N-Q)

Call 800-345-4048

MAILING ADDRESS

CGM Shareholder Services

c/o Boston Financial Data Services

P.O. Box 8511

Boston, MA 02266-8511

WEBSITE

http://www.cgmfunds.com

This report has been prepared for the shareholders of the
Fund and is not authorized for distribution to current or
prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR09

Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2009. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2009.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2008 - $105,600 and 2009 - $105,600.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust’s financial statements and are not reported under paragraph (a) of this Item are the following: 2008 - $10,500 and 2009 - $0. The services corresponding to the 2008 fees stated above was a review of the CGM Trust’s semi-annual N-CSR for 2008.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2008 - $14,850 and 2009 - $14,850. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2008 - $0 and 2009 - $0.

(e)(1)

The Trustees Committee of the Board of Trustees of the CGM Trust is required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and (ii) any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership (“CGM”), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committee have authorized the President or Treasurer of the CGM Trust, on behalf of its series (the “Funds”) to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2009, the close-out of the 2009 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

(2)

0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

The aggregate non-audit fees billed by CGM Trust’s accountant for services rendered to (i) CGM Trust, (ii) CGM, and (iii) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2008 - $25,350 and 2009 – $14,850.

(h)

There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2009, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT

COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust’s most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust’s last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

February 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ Robert L. Kemp

Robert L. Kemp

President

Principal Executive Officer

Date:

February 17, 2010

By:

/S/ Jem A. Hudgins

Jem A. Hudgins

CFO & Treasurer

Principal Financial Officer

Date:

February 17, 2010